Other Long-Term Liabilities	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

14. Other Long-Term Liabilities

The composition of other long-term liabilities is as follows:

	December 25, 2020	March 27, 2020
Accrued management incentive (LTCIP)	$194	$2,439
Accrued management incentive (non-LTCIP)	318	2,304
Accrued retirement	9,516	8,005
Accrued contingent consideration	7,800	—
Provision for uncertain tax positions (net)	2,758	2,855
Other	275	275

Total	$20,861	$15,878

13. Other Long-Term Liabilities

The composition of Other long-term liabilities is as follows:

	March 29, 2019	March 27, 2020
Accrued management incentive (LTIP)	$11,104	$2,439
Accrued management incentive (non-LTIP)	1,408	2,304
Accrued retirement	6,830	8,005
Provision for uncertain tax positions (net)	6,424	2,855
Other	275	275

Total	$26,041	$15,878